Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Other Long-Term Liabilities [Abstract]
Pension liabilities [note 28]	$ 68	$ 69
Post retirement liabilities [note 28]	4	4
Other	0	2
Other long-term liabilities	$ 72	$ 75